Details of Significant Accounts - Interest income, schedule of interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of Significant Accounts
Interest income from bank deposits	$ 5,799	$ 4,188	$ 1,977
Interest income from financial assets at amortized cost	1,898	5,309	52
Others	11	1	0
Interest income	$ 7,708	$ 9,498	$ 2,029